Share-based Payments Arrangement - CHTSC's Employee Stock Options Outstanding (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 20, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 19.085
Number of Options Outstanding	4,500
Weighted-average Remaining Contractual Life (Years)	4 years 11 months 19 days
Weighted-average Exercise Price	$ 19.085
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price | (per share)	$ 0	$ 19.085